Shareholders' equity, net - Investment shares (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2019 PEN (S/) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of Shareholders' equity, net [Line Items]
Number of shares outstanding	350,056,012	350,056,012
Other equity interest | $		$ 791	$ 791
Total investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares outstanding	271,677	271,677
Other equity interest	S/ 2,717	$ 791
Other reserves of equity [member] | investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares outstanding	744,640	744,640
Other equity interest	S/ 7,447	$ 2,161
Other reserves of equity [member] | Treasury investment shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares outstanding	472,963	472,963
Other equity interest	S/ (4,730)	$ (1,370)